Description of Organization and Summary of Significant Accounting Policies - Revenue Recognition (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Summary of Significant Accounting Policies
Percentage of fund raising service fees					6.00%
Accrued licensing royalties	$ 21,795,345		$ 21,795,345		$ 25,958,085	$ 3,094,538
Total revenue	16,506,426	$ 19,579,708	45,364,632	$ 39,468,441	202,437,316	75,516,562
Deferred revenue	7,689,479		7,689,479		3,920,648	633,635
Digital Media Revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue	491,007	144,082	1,083,284	297,105	4,500,536	693,381
Physical Media Revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue	745,181	3,808,032	2,612,373	7,186,561	18,020,076	23,609,414
Pay it Forward revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue	$ 1,200,298	9,291,021	$ 4,788,232	23,091,896	35,287,182	33,980,046
Pay it Forward revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Description of Organization and Summary of Significant Accounting Policies
Amount expected to be recognized as revenue	12 months		12 months
Pay-it-forward revenue excluding theatrical
Description of Organization and Summary of Significant Accounting Policies
Total revenue					31,856,327
Pay-it-forward revenue related to theatrical releases
Description of Organization and Summary of Significant Accounting Policies
Total revenue	$ 0	0	$ 0	0	3,430,855	0
Deferred revenue	782,125		782,125		$ 850,225	0
Pay-it-forward revenue related to theatrical releases | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Description of Organization and Summary of Significant Accounting Policies
Amount expected to be recognized as revenue					12 months
Angel Guild Revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue	7,576,999	47,978	12,239,312	47,978	$ 2,940,290	0
Deferred revenue	$ 6,257,345		$ 6,257,345		2,382,251
Angel Guild Revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Description of Organization and Summary of Significant Accounting Policies
Amount expected to be recognized as revenue	12 months		12 months
Theatrical Release Revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue	$ 4,492,280	4,596,313	$ 12,876,923	5,504,967	106,838,828	4,720,674
Content Licensing
Description of Organization and Summary of Significant Accounting Policies
Total revenue	1,495,733	1,552,075	10,968,469	3,097,219	34,187,217	11,230,655
Deferred revenue	0		$ 0		$ 71,658	364,896
Term of agreements			3 years		3 years
Content Licensing | Maximum
Description of Organization and Summary of Significant Accounting Policies
Term of agreements			10 years		10 years
Other revenues
Description of Organization and Summary of Significant Accounting Policies
Total revenue	$ 504,928	$ 140,207	$ 796,039	$ 242,715	$ 663,187	$ 1,282,392